CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 10,328			$ 16,884			$ 51,656	$ 46,406	$ 64,219	$ 38,622
General and administrative	7,082			4,484			16,537	12,937	17,190	14,615
Total operating expenses	17,410			21,368			68,193	59,343	81,409	53,237
Loss from operations	(17,410)			(21,368)			(68,193)	(59,343)	(81,409)	(53,237)
Other income (expense):
Interest income	1,183			1,804			4,014	4,236	5,945	1,830
Other expense:									(1)	(79)
Total other income	(10)			1			(19)	(1)	5,944	1,751
Net loss before income taxes									(75,465)	(51,486)
Provision for income taxes									56	25
Net loss	(16,237)			(19,563)			(64,198)	(55,108)	(75,521)	(51,511)
Comprehensive loss:
Net loss	(16,237)	$ (24,775)	$ (23,186)	(19,563)	$ (19,025)	$ (16,520)	(64,198)	(55,108)	(75,521)	(51,511)
Other comprehensive loss:
Unrealized gain (loss) on securities	307			(22)			(13)	243	703	(407)
Comprehensive loss	$ (15,930)			$ (19,585)			$ (64,211)	$ (54,865)	$ (74,818)	$ (51,918)
Net loss per share, basic	$ (0.56)			$ (0.71)			$ (2.25)	$ (2.13)	$ (2.87)	$ (2.10)
Net loss per share, diluted	$ (0.56)			$ (0.71)			$ (2.25)	$ (2.13)	$ (2.87)	$ (2.10)
Weighted-average shares of common stock outstanding, basic	28,863,327			27,640,542			28,572,338	25,872,118	26,331,630	24,472,104
Weighted-average shares of common stock outstanding, diluted	28,863,327			27,640,542			28,572,338	25,872,118	26,331,630	24,472,104